Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 315,753.37
Total Fee Amount	43.61
Total Offset Amount	0.00
Net Fee	$ 43.61
Offering Table N/A
Offset Table N/A	N/A